Share capital - Stock options excluded from the calculation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Stock options excluded from the calculation of diluted earnings per share (in shares)	4,900,000	1,900,000